Average Annual Total Returns{- Franklin Adjustable U.S. Government Securities Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Adjustable U.S. Government Securities Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays U.S. Government (1-2 Year) Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Government (1-2 Year) Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Government (1-2 Year) Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(1.08%)	0.33%	0.47%	(1.84%)	(0.57%)	(0.26%)	(0.64%)	(0.14%)	0.05%	(0.82%)	0.48%	0.57%	(0.13%)	0.40%	0.29%	1.63%	1.19%	0.97%	[1]	1.52%	1.05%	0.94%	2.54%	1.73%	1.11%

[1]	1. Since inception September 20, 2013.